Document And Entity Information	Apr. 28, 2025
Document Information [Line Items]
Entity, Registrant Name	CLENE INC.
Document, Type	8-K
Document, Period End Date	Apr. 28, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-39834
Entity, Tax Identification Number	85-2828339
Entity, Address, Address Line One	6550 South Millrock Drive
Entity, Address, Address Line Two	Suite G50
Entity, Address, City or Town	Salt Lake City
Entity, Address, State or Province	UT
Entity, Address, Postal Zip Code	84121
City Area Code	801
Local Phone Number	676-9695
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001822791
CommonStock00001ParValue Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	CLNN
Security Exchange Name	NASDAQ
WarrantsToAcquireOnehalfOfOneShareOfCommonStockFor1150PerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, to acquire one-fortieth of one share of Common Stock for $230.00 per share
Trading Symbol	CLNNW
Security Exchange Name	NASDAQ